Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	KONGZHONG CORP
Entity Central Index Key	0001285137
Trading Symbol	KZ
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	1,882,073,063